PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure Of Property, Plant, And Equipment1 [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Cost:
January 1, 2023	3,060.6	432.3	1,423.3	247.7	5,163.9
Additions	280.5	93.2	3.5	—	377.2
Additions from business combinations	70.7	—	3.0	—	73.7
Retirements and disposals	(34.9)	(93.3)	(2.1)	—	(130.3)
Reclassifications	(65.9)	(59.2)	25.2	99.9	—
December 31, 2023	3,311.0	373.0	1,452.9	347.5	5,484.5
Additions	257.3	100.3	50.4	—	408.0
Retirements and disposals	(213.1)	(101.0)	(25.3)	—	(339.4)
Reclassifications	(233.9)	(9.6)	(6.1)	173.2	(76.4)
Other	—	—	—	(1.0)	(1.0)
December 31, 2024	3,121.3	362.7	1,471.9	519.7	5,475.7

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Accumulated depreciation and impairment:
January 1, 2023	(2,326.1)	(249.0)	(291.7)	—	(2,866.8)
Depreciation	(290.8)	(69.1)	(92.6)	—	(452.5)
Retirements and disposals	34.9	93.3	2.4	—	130.6
Reclassifications	(47.3)	60.1	(12.8)	—	—
December 31, 2023	(2,629.3)	(164.7)	(394.7)	—	(3,188.7)
Depreciation	(287.1)	(67.9)	(13.0)	—	(368.0)
Retirements and disposals	213.1	100.7	25.2	—	339.0
Reclassifications	—	—	65.5	—	65.5
Other	9.8	2.0	3.2	—	15.0
December 31, 2024	(2,693.5)	(129.9)	(313.8)	—	(3,137.2)

	Distribution systems	Customer premises equipment	Support equipment and buildings	Assets under construction	Total
	CHF in millions
Property and equipment, net:
Net carrying amount at December 31, 2023	681.7	208.3	1,058.2	347.5	2,295.7
Net carrying amount at December 31, 2024	427.8	232.8	1,158.1	519.7	2,338.5

In 2024, software assets with a net carrying amount of CHF10.9m have been reclassified from PP&E to Intangible assets.

The capitalization process recognizes all additions to PP&E as "Additions" to Assets under depreciation (Distribution systems, Customer premises equipment, and Support equipment and buildings), which are then reclassified simultaneously into Assets under construction within "Reclassifications", as long as construction or implementation of the underlying projects is ongoing. Once the project has been completed, the final asset is reclassified from Assets under construction to Assets under depreciation within Reclassifications. Due to that process the table above shows negative reclassifications for Assets under depreciation categories.